Vanguard® Information Technology Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communications Equipment (3.6%)
	Cisco Systems Inc.	23,820,742	1,410,426
*	Arista Networks Inc.	1,685,697	684,090
	Motorola Solutions Inc.	1,084,123	541,736
*	F5 Inc.	605,050	151,474
*	Ciena Corp.	1,767,088	123,201
	Juniper Networks Inc.	3,388,200	121,704
*	Lumentum Holdings Inc.	1,157,355	100,655
*	Viavi Solutions Inc.	5,052,965	50,226
*	Extreme Networks Inc.	2,956,550	49,079
*	Calix Inc.	1,341,928	43,653
*	NetScout Systems Inc.	1,614,425	35,324
*	Harmonic Inc.	2,507,514	32,146
*,1	Infinera Corp.	4,816,579	31,838
*	Digi International Inc.	824,072	27,376
*	CommScope Holding Co. Inc.	4,868,099	23,221
*	ViaSat Inc.	1,875,423	17,498
*	NETGEAR Inc.	615,588	15,143
*	Adtran Holdings Inc.	1,723,101	14,646
*	Ribbon Communications Inc.	2,193,131	8,575
*	Clearfield Inc.	277,418	8,489
*	Applied Optoelectronics Inc.	13,677	564
			3,491,064
Electronic Equipment, Instruments & Components (5.0%)
	Amphenol Corp. Class A	7,732,707	561,781
	TE Connectivity plc	2,138,101	323,110
	Corning Inc.	6,049,527	294,431
*	Keysight Technologies Inc.	1,416,122	241,930
*	Teledyne Technologies Inc.	404,652	196,361
*	Zebra Technologies Corp. Class A	461,988	188,029
	CDW Corp.	1,035,692	182,209
*	Trimble Inc.	2,318,422	169,175
*	Flex Ltd.	4,041,417	157,494
	Jabil Inc.	1,061,394	144,169
*	Coherent Corp.	1,402,453	140,470
	TD SYNNEX Corp.	946,039	112,569
	Vontier Corp.	2,600,513	102,096
*	Fabrinet	428,447	100,505
	Badger Meter Inc.	462,958	100,379
	Cognex Corp.	2,501,003	99,990
*	Itron Inc.	821,911	97,421
*	Plexus Corp.	587,350	96,560
	Belden Inc.	788,344	96,493
*	Sanmina Corp.	1,169,205	92,847
*	Arrow Electronics Inc.	765,348	91,964
*	Novanta Inc.	540,593	90,268
	Littelfuse Inc.	365,921	90,262
	Advanced Energy Industries Inc.	770,231	88,607
	Avnet Inc.	1,611,515	88,166
*	Mirion Technologies Inc.	4,350,549	73,394
*	Insight Enterprises Inc.	449,239	70,283
	Crane NXT Co.	1,102,483	69,104
*	OSI Systems Inc.	357,327	63,390
*	PAR Technology Corp.	773,650	62,774
*	TTM Technologies Inc.	2,312,630	56,382
*	IPG Photonics Corp.	650,946	50,800
*	ePlus Inc.	609,323	49,270
	Vishay Intertechnology Inc.	2,548,455	48,676
	Benchmark Electronics Inc.	816,772	39,605
*	Rogers Corp.	379,591	39,318

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
*	Knowles Corp.	2,017,630	39,263
	CTS Corp.	657,152	36,084
	Napco Security Technologies Inc.	837,345	32,849
*	ScanSource Inc.	521,764	26,302
*	Arlo Technologies Inc.	2,237,583	25,106
	PC Connection Inc.	296,823	21,543
	Bel Fuse Inc. Class B	218,876	17,550
*	FARO Technologies Inc.	440,313	11,558
*	nLight Inc.	1,035,646	11,247
*	Kimball Electronics Inc.	570,005	11,178
*,1	Evolv Technologies Holdings Inc.	2,506,612	10,152
*	Ouster Inc.	933,598	9,224
	Methode Electronics Inc.	769,644	8,405
*,1	Lightwave Logic Inc.	2,753,354	7,902
*	SmartRent Inc.	4,166,944	7,376
*	Vishay Precision Group Inc.	282,854	6,497
*,1	MicroVision Inc.	4,746,717	4,272
[1]	Bel Fuse Inc. Class A	44,010	4,254
			4,861,044
IT Services (5.6%)
	Accenture plc Class A	3,733,336	1,352,849
	International Business Machines Corp.	5,536,907	1,259,148
*	Snowflake Inc. Class A	2,164,861	378,418
	Cognizant Technology Solutions Corp. Class A	3,623,111	291,624
*	Gartner Inc.	560,431	290,264
*	Cloudflare Inc. Class A	2,439,052	243,491
*	GoDaddy Inc. Class A	1,159,116	229,007
*	MongoDB Inc.	643,369	207,480
*	Twilio Inc. Class A	1,541,706	161,170
*	VeriSign Inc.	844,591	158,090
*	EPAM Systems Inc.	594,332	144,969
*	Akamai Technologies Inc.	1,454,729	136,774
*	Kyndryl Holdings Inc.	3,668,618	127,338
*	Okta Inc.	1,528,437	118,546
*	DXC Technology Co.	4,039,308	90,884
*	ASGN Inc.	917,490	83,996
*	DigitalOcean Holdings Inc.	1,348,663	51,357
*,1	Applied Digital Corp.	3,062,499	30,931
*	Fastly Inc. Class A	2,976,013	25,237
*	Grid Dynamics Holdings Inc.	1,315,650	24,076
*	Couchbase Inc.	922,532	18,921
	Hackett Group Inc.	569,654	17,853
*	Unisys Corp.	1,507,762	12,032
*	BigCommerce Holdings Inc. Series 1	1,506,281	11,101
*	Rackspace Technology Inc.	1,541,295	4,131
*	Core Scientific Inc.	27,665	495
			5,470,182
Semiconductors & Semiconductor Equipment (31.8%)
	NVIDIA Corp.	109,545,268	15,144,633
	Broadcom Inc.	24,733,918	4,008,873
*	Advanced Micro Devices Inc.	9,667,732	1,326,171
	Texas Instruments Inc.	5,500,137	1,105,693
	QUALCOMM Inc.	6,747,190	1,069,632
	Applied Materials Inc.	5,047,311	881,816
	Analog Devices Inc.	3,094,269	674,705
	Micron Technology Inc.	6,868,834	672,802
	Intel Corp.	26,968,931	648,603
	Lam Research Corp.	8,141,142	601,468
	KLA Corp.	844,090	546,152
	Marvell Technology Inc.	5,672,729	525,805
	NXP Semiconductors NV	1,691,966	388,086
	Microchip Technology Inc.	3,802,117	259,190
*	ON Semiconductor Corp.	3,238,620	230,331
	Monolithic Power Systems Inc.	343,264	194,850
*	First Solar Inc.	850,098	169,399
	Teradyne Inc.	1,342,942	147,724
	Entegris Inc.	1,392,207	147,059
	Skyworks Solutions Inc.	1,476,826	129,355
*	Lattice Semiconductor Corp.	2,021,823	114,738

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
*	MACOM Technology Solutions Holdings Inc.	853,441	113,354
*	Credo Technology Group Holding Ltd.	2,275,758	111,421
*	Rambus Inc.	1,857,127	107,361
	MKS Instruments Inc.	892,688	101,445
*	Impinj Inc.	499,688	96,045
*	Semtech Corp.	1,472,486	94,298
	Universal Display Corp.	572,208	94,140
*	Onto Innovation Inc.	564,814	92,731
*	Enphase Energy Inc.	1,285,099	91,692
*	Sitime Corp.	416,700	88,499
	Power Integrations Inc.	1,247,475	81,722
*	Silicon Laboratories Inc.	726,512	80,389
*	Cirrus Logic Inc.	731,522	76,407
*	Qorvo Inc.	1,078,818	74,492
*	Synaptics Inc.	899,931	72,210
*	Diodes Inc.	1,050,341	68,272
*	FormFactor Inc.	1,648,884	66,054
	Amkor Technology Inc.	2,472,122	65,363
*	Ambarella Inc.	886,622	63,438
	Kulicke & Soffa Industries Inc.	1,237,834	59,936
*	Allegro MicroSystems Inc.	2,742,176	59,588
*	Axcelis Technologies Inc.	716,574	53,198
*	Ultra Clean Holdings Inc.	1,022,037	39,277
*	Veeco Instruments Inc.	1,289,886	35,949
*	Photronics Inc.	1,438,482	35,833
*	Cohu Inc.	1,062,737	28,056
*,1	Wolfspeed Inc.	2,886,320	27,651
*	MaxLinear Inc.	1,798,343	27,209
*	Ichor Holdings Ltd.	767,656	25,148
*	Alpha & Omega Semiconductor Ltd.	559,216	23,191
*	PDF Solutions Inc.	704,544	22,264
*	Penguin Solutions Inc.	1,201,812	21,801
*,1	SolarEdge Technologies Inc.	1,314,182	20,764
*	indie Semiconductor Inc. Class A	3,662,438	19,155
*	ACM Research Inc. Class A	1,111,477	19,106
*	CEVA Inc.	540,532	16,075
*,1	Aehr Test Systems	631,759	7,512
*,1	Navitas Semiconductor Corp.	2,730,617	7,509
*	Magnachip Semiconductor Corp.	832,968	3,598
*	Astera Labs Inc.	4,657	481
	NVE Corp.	6,183	478
			31,180,197
Software (35.9%)
	Microsoft Corp.	30,280,971	12,822,780
	Salesforce Inc.	5,630,157	1,857,896
	Oracle Corp.	9,803,943	1,812,161
*	Adobe Inc.	2,624,571	1,354,095
*	ServiceNow Inc.	1,235,247	1,296,318
	Intuit Inc.	1,688,556	1,083,597
*	Palantir Technologies Inc. Class A	12,677,632	850,416
*	Palo Alto Networks Inc.	2,006,564	778,186
*	Synopsys Inc.	979,935	547,284
*	Cadence Design Systems Inc.	1,762,174	540,653
*	Crowdstrike Holdings Inc. Class A	1,516,808	524,770
*	AppLovin Corp. Class A	1,419,564	478,038
*	MicroStrategy Inc. Class A	1,110,636	430,338
*	Autodesk Inc.	1,437,972	419,744
*	Fortinet Inc.	4,385,243	416,817
	Roper Technologies Inc.	718,977	407,257
*	Fair Isaac Corp.	168,101	399,245
*	Workday Inc. Class A	1,455,287	363,807
*	Datadog Inc. Class A	2,095,316	320,060
*	Atlassian Corp. Class A	1,176,891	310,205
*	HubSpot Inc.	373,778	269,513
*	ANSYS Inc.	680,272	238,844
*	Tyler Technologies Inc.	345,179	217,176
*	PTC Inc.	1,020,762	204,214
*	Zoom Communications Inc.	2,206,971	182,494
*	Zscaler Inc.	819,458	169,292

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
*	Manhattan Associates Inc.	582,191	166,181
	Gen Digital Inc. (XNGS)	5,363,764	165,472
*	Guidewire Software Inc.	792,244	160,738
*	Dynatrace Inc.	2,810,182	157,904
*	DocuSign Inc.	1,977,237	157,566
*	Nutanix Inc. Class A	2,374,527	155,009
*	Samsara Inc. Class A	2,520,155	134,803
*,1	MARA Holdings Inc.	4,789,509	131,328
*	Procore Technologies Inc.	1,508,764	122,512
*	Unity Software Inc.	5,050,624	121,771
*	Bill Holdings Inc.	1,328,403	119,849
*	Aurora Innovation Inc.	17,554,289	113,576
*	Confluent Inc. Class A	3,681,359	113,533
*	Elastic NV	1,032,990	113,071
*	SentinelOne Inc. Class A	4,015,536	112,234
*	Gitlab Inc. Class A	1,730,839	110,341
*	Aspen Technology Inc.	436,478	109,120
*	Smartsheet Inc. Class A	1,950,298	109,119
*	CommVault Systems Inc.	630,929	108,261
*	UiPath Inc. Class A	7,373,433	104,776
*	Altair Engineering Inc. Class A	989,026	104,451
*	Dropbox Inc. Class A	3,775,832	104,440
*	Q2 Holdings Inc.	996,236	104,346
	Bentley Systems Inc. Class B	2,107,566	104,325
*	Clearwater Analytics Holdings Inc. Class A	3,353,077	104,080
*	ACI Worldwide Inc.	1,785,769	101,467
*	Qualys Inc.	655,891	100,745
*	SPS Commerce Inc.	517,856	99,982
[1]	InterDigital Inc.	509,152	99,773
*	Appfolio Inc. Class A	391,473	99,336
*	CCC Intelligent Solutions Holdings Inc.	7,863,149	99,076
*	Box Inc. Class A	2,764,103	96,992
*	Workiva Inc.	993,142	96,583
*,1	C3.ai Inc. Class A	2,487,901	92,500
	Pegasystems Inc.	967,948	91,926
	Dolby Laboratories Inc. Class A	1,162,728	91,065
*	Tenable Holdings Inc.	2,092,192	87,830
*	HashiCorp Inc. Class A	2,587,326	86,986
*	Varonis Systems Inc.	1,691,419	84,503
*	Riot Platforms Inc.	6,554,181	82,910
*	nCino Inc.	1,965,525	82,532
*	Blackbaud Inc.	937,778	78,717
*	Zeta Global Holdings Corp. Class A	3,646,053	77,661
*	Cleanspark Inc.	5,297,438	76,018
*	Agilysys Inc.	562,663	75,566
*	Blackline Inc.	1,197,118	74,233
*	Intapp Inc.	1,170,475	73,213
*	Five9 Inc.	1,683,138	69,480
*	Alarm.com Holdings Inc.	1,062,443	69,208
*	Vertex Inc. Class A	1,256,947	68,189
*	Teradata Corp.	2,183,423	67,468
*	DoubleVerify Holdings Inc.	3,277,452	66,631
	Progress Software Corp.	973,422	66,592
*	JFrog Ltd.	2,098,844	65,379
*	Freshworks Inc. Class A	4,003,555	64,017
*	RingCentral Inc. Class A	1,671,449	62,897
*,1	SoundHound AI Inc. Class A	6,414,596	59,720
*	Rapid7 Inc.	1,351,473	57,573
*	Braze Inc. Class A	1,323,535	52,571
*,1	Hut 8 Corp.	1,829,511	51,263
	Clear Secure Inc. Class A	1,886,374	48,819
*	Alkami Technology Inc.	1,235,453	48,763
*	Klaviyo Inc. Class A	1,281,685	47,602
*	LiveRamp Holdings Inc.	1,512,584	45,922
*	NCR Voyix Corp.	3,134,501	45,482
*	Terawulf Inc.	5,705,560	45,017
*	PagerDuty Inc.	2,006,633	42,621
*	AvePoint Inc.	2,328,882	41,105
*	Informatica Inc. Class A	1,456,471	38,626
*	Sprout Social Inc. Class A	1,134,367	36,322

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
*	Verint Systems Inc.	1,405,346	35,415
*	Matterport Inc.	6,504,419	30,961
*	Cipher Mining Inc.	4,590,540	30,757
*	Zuora Inc. Class A	3,021,171	30,000
	Adeia Inc.	2,464,882	29,874
*	Asana Inc. Class A	1,943,766	29,759
	A10 Networks Inc.	1,678,033	28,610
*	Appian Corp. Class A	700,518	26,515
*	Blend Labs Inc. Class A	4,456,536	22,773
*	PROS Holdings Inc.	916,258	21,230
*	Jamf Holding Corp.	1,445,315	21,102
*	Sprinklr Inc. Class A	2,481,083	20,444
*	Yext Inc.	2,459,008	20,311
*	Amplitude Inc. Class A	1,724,682	17,833
*	N-able Inc.	1,694,865	17,694
*,1	NextNav Inc.	982,310	17,082
*	Olo Inc. Class A	2,300,126	16,768
	SolarWinds Corp.	1,156,543	15,440
*	OneSpan Inc.	780,755	14,147
*,1	Digimarc Corp.	367,488	12,454
*	MeridianLink Inc.	527,502	12,317
*	Weave Communications Inc.	815,207	11,144
*	E2open Parent Holdings Inc.	3,530,195	10,732
*	Consensus Cloud Solutions Inc.	418,616	10,444
*	Mitek Systems Inc.	1,045,007	9,739
*	SEMrush Holdings Inc. Class A	698,047	9,493
*	Enfusion Inc. Class A	948,323	9,426
*	Xperi Inc.	931,764	8,824
*	8x8 Inc.	2,639,481	8,182
	Logility Supply Chain Solutions Inc.	721,428	7,597
*	Domo Inc. Class B	759,796	7,112
*	Cerence Inc.	901,438	6,639
*	ON24 Inc.	576,229	3,809
*	Expensify Inc. Class A	1,150,104	3,749
*	CS Disco Inc.	549,820	3,255
*	Digital Turbine Inc.	2,118,114	3,050
*	SecureWorks Corp. Class A	295,219	2,492
*	Rimini Street Inc.	1,152,796	2,490
*,1	LivePerson Inc.	1,724,854	1,674
*,1	Pagaya Technologies Ltd. Class A	53,930	589
*	Life360 Inc.	11,426	563
*	Rubrik Inc. Class A	9,880	502
*	Daily Journal Corp.	835	471
			35,208,349
Technology Hardware, Storage & Peripherals (18.0%)
	Apple Inc.	67,006,181	15,902,577
	Dell Technologies Inc. Class C	2,141,682	273,257
	HP Inc.	7,286,772	258,170
	Hewlett Packard Enterprise Co.	10,474,185	222,262
*	Western Digital Corp.	2,785,690	203,328
	NetApp Inc.	1,626,116	199,427
	Seagate Technology Holdings plc	1,712,228	173,500
*	Pure Storage Inc. Class A	2,728,865	144,603
*,1	IonQ Inc.	3,621,285	132,177
*,1	Super Micro Computer Inc. (XNGS)	3,972,134	129,650
	Xerox Holdings Corp.	2,680,005	24,495
*	Diebold Nixdorf Inc.	297,545	13,753
*	Corsair Gaming Inc.	1,072,520	7,883
*	CPI Card Group Inc.	114,601	3,783
			17,688,865
Total Common Stocks (Cost $65,086,752)			97,899,701

Vanguard® Information Technology Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.651% (Cost $295,538)	2,955,933	295,564
Total Investments (100.2%) (Cost $65,382,290)			98,195,265
Other Assets and Liabilities—Net (-0.2%)			(165,692)
Net Assets (100.0%)			98,029,573
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $225,196,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $224,803,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2024	117	49,125	410

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coherent Corp.	8/29/25	BANA	13,321	(4.648)	—	(46)
Jabil Inc.	8/29/25	BANA	13,176	(4.648)	—	(37)
MicroStrategy Inc. Class A	8/29/25	BANA	52,308	(4.648)	—	(124)
					—	(207)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $21,940,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a

Vanguard® Information Technology Index Fund
specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	97,899,701	—	—	97,899,701
Temporary Cash Investments	295,564	—	—	295,564
Total	98,195,265	—	—	98,195,265
Derivative Financial Instruments
Assets
Futures Contracts[1]	410	—	—	410
Liabilities
Swap Contracts	—	(207)	—	(207)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.